Subsequents events - Additional Information (Details) in Thousands, $ in Millions				1 Months Ended	12 Months Ended
	Apr. 01, 2021 USD ($)	Feb. 08, 2021 USD ($)	Jan. 29, 2021 USD ($)	Jan. 31, 2021 USD ($)	Dec. 31, 2021 CLF ( )
Sale Transaction Agreement [Member] | Enel Generacion Chile [Member] | Chile Electricity PEC SpA [Member]
Subsequent events
Total nominal balance				$ 268.0
Sale and transfer of first set of balances			$ 167.1
Financial loss		$ 38.7
Sale Transaction Agreement [Member] | Enel Green Power Chile [Member] | Chile Electricity PEC SpA [Member]
Subsequent events
Total nominal balance				$ 21.0
Sale and transfer of first set of balances			$ 12.7
Financial loss		$ 3.1
Voluntary Retirement Program [Member]
Subsequent events
Retirement plan expense |					17,500,000
April 1, 2021, Enel Finance International N.V. Sustainable Development Goals SDGs Linked US Denominated Revolving Facility Agreement [Member] | Sustainable Development Goals Revolving Facility Agreement [Member]
Subsequent events
Committed amount	$ 290.0
Margin rate of interest	1.00%
April 1, 2021, Enel Finance International N.V. Sustainable Development Goals SDGs Linked US Denominated Loan Facility Agreement [Member] | Sustainable Development Goals Loan Facility Agreement [Member]
Subsequent events
Outstanding debt	$ 300.0
Fixed interest rate [member] | April 1, 2021, Enel Finance International N.V. Sustainable Development Goals SDGs Linked US Denominated Loan Facility Agreement [Member] | Sustainable Development Goals Loan Facility Agreement [Member]
Subsequent events
Interest rate borrowings	2.50%